Fair Value Measurement (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Forward purchase agreement warrant liability	$ 4
FPA put option liability	103
Warrant liability	332
Total	439
Liabilities:
Convertible notes payable, net of current portion (related party)		$ 33,397
Convertible notes payable, current portion (related party)		448
Warrant liability (related party)		127
Total		33,972
Level 1 [Member]
Liabilities:
Forward purchase agreement warrant liability
FPA put option liability
Warrant liability	332
Total	332
Liabilities:
Convertible notes payable, net of current portion (related party)
Convertible notes payable, current portion (related party)
Warrant liability (related party)
Total
Level 2 [Member]
Liabilities:
Forward purchase agreement warrant liability
FPA put option liability
Warrant liability
Total
Liabilities:
Convertible notes payable, net of current portion (related party)
Convertible notes payable, current portion (related party)
Warrant liability (related party)
Total
Level 3 [Member]
Liabilities:
Forward purchase agreement warrant liability	4
FPA put option liability	103
Warrant liability
Total	$ 107
Liabilities:
Convertible notes payable, net of current portion (related party)		33,397
Convertible notes payable, current portion (related party)		448
Warrant liability (related party)		127
Total		$ 33,972